Revenue from Contracts with Customers	12 Months Ended
Dec. 31, 2025
Revenue from Contract with Customer [Abstract]
Revenue from Contracts with Customers
25. Revenue from Contracts with Customers

The following table represents a disaggregation of revenue from contracts with customers, by business segment. The development and application of the methodologies that we use to allocate items among our business segments is a dynamic process. Accordingly, financial results may be revised periodically to reflect enhanced alignment of expense base allocations drivers, changes in the risk profile of a particular business, or changes in our organizational structure. Additional details of our revenue recognition policies and components of our noninterest income line items is provided within Note 1 (“Summary of Significant Accounting Policies”) under the heading “Revenue Recognition.”

Year ended December 31,	2025
Dollars in millions	Consumer Bank	Commercial Bank	Total Contract Revenue
NONINTEREST INCOME
Trust and investment services income	$483	$75	$558
Investment banking and debt placement fees	—	551	551
Services charges on deposit accounts	144	151	295
Cards and payments income	175	162	337
Other noninterest income	8	—	8
Total revenue from contracts with customers	$810	$939	$1,749

Other noninterest income (a)			$971
Noninterest income from other segments (b)			122
Total noninterest income			$2,842

Year ended December 31,	2024
Dollars in millions	Consumer Bank	Commercial Bank	Total Contract Revenue
NONINTEREST INCOME
Trust and investment services income	$449	$69	$518
Investment banking and debt placement fees	—	521	521
Services charges on deposit accounts	135	126	261
Cards and payments income	178	153	331
Other noninterest income	12	—	12
Total revenue from contracts with customers	$774	$869	$1,643

Other noninterest income (a)			$927
Noninterest income from other segments (b)			(1,761)
Total noninterest income			$809

Year ended December 31,	2023
Dollars in millions	Consumer Bank	Commercial Bank	Total Contract Revenue
NONINTEREST INCOME
Trust and investment services income	$410	$68	$478
Investment banking and debt placement fees	—	344	344
Services charges on deposit accounts	158	111	269
Cards and payments income	187	145	332
Other noninterest income	12	—	12
Total revenue from contracts with customers	$767	$668	$1,435

Other noninterest income (a)			$951
Noninterest income from other segments (b)			84
Total noninterest income			$2,470

(a)Noninterest income considered earned outside the scope of contracts with customers.
(b)Other includes other segments that consists of corporate treasury, our principal investing unit, and various exit portfolios as well as reconciling items which primarily includes the unallocated portion of nonearning assets of corporate support functions. Corporate treasury includes realized gains and loss from transaction associated with Key’s investment securities portfolio. Reconciling items also includes intercompany eliminations and certain items that are not allocated to the business segments because they do not reflect their normal operations. Refer to Note 23 (“Business Segment Reporting”) for more information.

We had no material contract assets or contract liabilities for the twelve months ended December 31, 2025, and December 31, 2024.